Schedule of intangible assets (Details) - SGD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Purchase software	$ 90	$ 59
Less : Amortization	(8)	(1)
Total	$ 82	$ 58